Income taxes (Details Narrative)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2025 GBP (£)
Operating loss carryforward	$ 1,993,852	£ 712,426	£ 1,453,119
Deferred tax credits percentage	100.00%	100.00%
UNITED KINGDOM
Tax rate	19.00%
HONG KONG
Effective income tax rate description	The applicable tax rate in Hong Kong is 8.25% for the first HK$2 million assessable profits and 16.5% for assessable profits over the first HK$2 million